Long Term Receivable (Details) - Schedule of Analyzed for Reporting Purposes - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Analyzed for Reporting Purposes [Abstract]
Current portion (Note 24)	$ 7,000,000	$ 3,000,000
Non-current portion		7,000,000
Total receivable	$ 7,000,000	$ 10,000,000